Property, Plant and Equipment	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
Property, plant and equipment consist of the following components:

	31 March
(Millions of US dollars)	2021	2020
Land	$85.2	$79.0
Buildings	512.8	432.5
Machinery and equipment	1,775.5	1,511.4
Construction in progress	91.8	267.6
Property, plant and equipment, at cost	2,465.3	2,290.5
Less accumulated depreciation	(1,093.0)	(948.8)
Property, plant and equipment, Net	$1,372.3	$1,341.7
Depreciation expense for the fiscal years ended 31 March 2021, 2020 and 2019 was US$129.6 million, US$125.4 million and US$109.6 million, respectively.
Impairment of Property, Plant & Equipment
The Company performs an asset impairment review on a quarterly basis in connection with its assessment of production capabilities and the Company’s ability to meet market demand. The following table summarizes the impairment charges:

	Years Ended 31 March
(Millions of US dollars)	2021	2020	2019
North America Fiber Cement	$2.0	$44.0	$3.0
Asia Pacific Fiber Cement	—	15.0	—
Europe Building Products	—	5.5	—
Other Businesses	—	—	6.1
	$2.0	$64.5	$9.1
Charges recorded to Restructuring expenses
North America Fiber Cement segment
For the fiscal year ended 31 March 2020, impairment charges of US$41.2 million were recorded in the North America Fiber Cement segment. Included in this total is US$12.0 million related to the Company's decision to shut down its Summerville, South Carolina facility. This decision resulted from the potential impact of COVID-19 on future fiber cement sales volume. Assets are grouped and evaluated for impairment at the level for which there are identifiable cash flows, which in the case of the Summerville plant included the manufacturing equipment, land, building and right of use assets. In accordance with the applicable accounting guidance, the Company recorded an impairment charge for the difference between the carrying value of the asset group of US$22.1 million and the fair value, based on a third party appraisal of land and buildings, less costs to sell of US$10.1 million.
The remaining impairment charges of US$29.2 million is related to a variety of non-core assets located at four plants across the network which will no longer be used and will be disposed. Due to the unique nature of the non-core fixed assets and the lack of history of selling manufacturing assets, management believes that there will be no future cash flows nor salvage value related to these assets and fully impaired them as of 31 March 2020.
For the fiscal year ended 31 March 2019, the Company recorded impairment charges of US$2.6 million in the North America Fiber Cement segment related to the discontinuance of its MCT product line.
Asia Pacific Fiber Cement segment
For the fiscal year ended 31 March 2020, the Company recorded impairment charges of US$14.0 million in the Asia Pacific Fiber Cement segment due to the decision to shift to an import sales model rather than continue manufacturing in New Zealand, and US$1.0 million due to its decision to exit the James Hardie Systems business on the determination that it no longer fits within the Company's core business. The US$14.0 million charge relates to the full write-down of most of the machinery and equipment at the Penrose plant and the related excess spare parts which will not be utilized prior to shutdown. All the equipment and spare parts are unique to the Company and have immaterial resale or salvage values. The remaining net book value of the Penrose plant’s assets at 31 March 2020 is US$2.6 million.
Europe Building Products segment
For the fiscal year ended 31 March 2020, impairment charges of US$5.5 million were recorded in the Europe Building Products segment relating to a variety of non-core assets which no longer provide economic benefit to the Company.
Other Businesses segment
For the fiscal year ended 31 March 2019, the Company recorded impairment charges of US$6.1 million in the Other Businesses segment to due to the Company's decision to cease production of its fiberglass windows business.
Charges recorded to Cost of goods sold
Other impairment charges in the North America Fiber Cement segment related to individual assets totaled US$2.0 million, US$2.8 million and US$0.4 million during fiscal years ended 31 March 2021, 2020 and 2019, respectively.